       As filed with the Securities and Exchange Commission on April 1, 1998

                                       Securities Act Registration No. 33-56094
                               Investment Company Act Registration No. 811-7428

                      U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                     FORM N-14

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     /X/ Pre-Effective Amendment No. 1    / / Post-Effective Amendment No. __

                          NICHOLAS-APPLEGATE MUTUAL FUNDS
                 (Exact Name of Registrant as Specified in Charter)

                           600 WEST BROADWAY, 30TH FLOOR
                            SAN DIEGO, CALIFORNIA  92101
                      (Address of Principal Executive Offices:
                       Number, Street, City, State, Zip Code)

                                   (818) 852-1000
                          (Area Code and Telephone Number)

                                 ARTHUR E. NICHOLAS
                     C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
                           600 WEST BROADWAY, 30TH FLOOR
                            SAN DIEGO, CALIFORNIA  92101
                      (Name and Address of Agent for Service)

                                     Copies to:
          Jane A. Kanter, Esq.                      Charles Field, Esq.
         Dechert Price & Rhoads                       Vice President
          1775 Eye Street, N.W.            Nicholas-Applegate Capital Management
         Washington, D.C.  20006               600 West Broadway, 30th Floor
                                                San Diego, California  92101

     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 1997 was filed on or about May 30, 1997. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to shares previously registered on the aforesaid Registration Statement.

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                          NICHOLAS-APPLEGATE MUTUAL FUNDS
                                     FORM N-14

                        Pre-Effective Amendment No. 1

                               Cross Reference Sheet
              Pursuant to Rule 481(a) under the Securities Act of 1933


Item No.                              Location in Combined Proxy Statement and
--------                              ----------------------------------------
                                      Prospectus
                                      ----------
 Part A
   1.     Cover Page                  Cover Page

   2.     Beginning and Outside       Table of Contents
          Back Coverage Page

   3.     Synopsis and Risk Factors   Summary; Risk Considerations

   4.     Information About the       Summary; 1.  To Approve or Disapprove of
          Transaction                 the Reorganization Agreement; 2.  To
                                      Approve or Disapprove of the Proposed
                                      Amendment; Comparison of (1) The Fontaine
                                      Trust Capital Appreciation Fund and the
                                      Nicholas-Applegate Balanced Growth Fund -
                                      Class A shares; (2) The Fontaine Trust
                                      Global Growth Fund and the Nicholas-
                                      Applegate Worldwide Growth Fund - Class A shares; and (3) The Fontaine Trust Global
                                      Income Fund and the Nicholas-Applegate
                                      Worldwide Growth Fund - Class A shares

   5.     Information About the       Summary; 1.  To Approve or Disapprove of
          Registrant                  the Reorganization Agreement; Additional
                                      Information About Each Fund

   6.     Information About the       Summary; 1.  To Approve or Disapprove of
          Company Being Acquired      the Reorganization Agreement; 2.  To
                                      Approve or Disapprove of the Proposed
                                      Amendment; Additional Information About
                                      Each Fund

   7.     Voting Information          Summary; Information Relating to Voting
                                      Matters

   8.     Interest of Certain         Additional Information About Each Fund
          Persons and Experts

   9.     Additional Information      Not Applicable
          Required for Reoffering
          by Persons Deemed to be
          Underwriters

 Part B

   10.    Cover Page                  Cover Page

   11.    Table of Contents           Cover Page

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   12.    Additional Information      Statement of Additional Information of
          About the Registrant        the Nicholas-Applegate Funds, dated July
                                      16, 1997, incorporated by reference

   13.    Additional Information      Statement of Additional Information of
          About the Company Being     The Fontaine Trust, dated May 1, 1997,
          Acquired                    incorporated by reference

   14.    Financial Statements        Annual Report of the Funds, incorporated
                                      by reference

 Part C

   15.    Indemnification             Indemnification

   16.    Exhibits                    Exhibits

   17.    Undertakings                Undertakings

                                PARTS A, B and C


Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A, Part B and Part C of this Pre-Effective Amendment No. 1 to the Form N-14 Registration Statement is incorporated by reference to the Registrant's Form N-14 Registration Statement as filed in electronic format via EDGAR with the Securities and Exchange Commission on March 3, 1998 (File Nos. 33-56094 and 811-7428). This Amendment does not delete, amend, or supersede any information contained in the Registration Statement, except to the extent provided on the cover page of this filing.

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                                     SIGNATURE

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 to be signed on behalf of the Registrant in the City of San Diego, State of California, on the 31st day of March, 1998.

                                        NICHOLAS-APPLEGATE MUTUAL FUNDS
                                        (Registrant)


                                        By:  /s/ John D. Wylie*
                                             -----------------------------------
                                             John D. Wylie, President


     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:


  Name                             Title                   Date
  ----                             -----                   ----

/s/ John D. Wylie*            Principal Executive        March 31, 1998
-------------------------     Officer
John D. Wylie

/s/ Thomas Pindelski*         Principal Financial and    March 31, 1998
-------------------------     Accounting Officer
Thomas Pindelski

/s/ Fred C. Applegate*        Trustee                    March 31, 1998
-------------------------
Fred C. Applegate

/s/ Arthur B. Laffer*         Trustee                    March 31, 1998
-------------------------
Arthur B. Laffer

/s/ Charles E. Young*         Trustee                    March 31, 1998
-------------------------
Charles E. Young

/*s/ Charles Field
-------------------------
By:       Charles Field
          Attorney in Fact

*Charles Field signs this document on behalf of each trustee and officer marked with an asterisk pursuant to powers of attorney filed as Exhibits to this Registration Statement.

                                   By:  /s/ Charles Field
                                        ----------------------------------------
                                        Charles Field